Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue

Note 4—Revenue

Revenue from commercial sale of products relates to sale of SKYTROFA® (lonapegsomatropin-tcgd) in the U.S. market, which is sold to specialty pharmacies and specialty distributors (“commercial customers”). Customer payment terms are typically 30 days from the transaction date. SKYTROFA was approved by the U.S. Food and Drug Administration in August 2021, and the Company began shipping products to commercial customers in the fourth quarter of 2021.

Other revenue is generated primarily from three license agreements, which were entered into in 2018. The licenses grant VISEN Pharmaceuticals (“VISEN”), exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China.

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2022	2021	2020
	(EUR’000)
Revenue
Commercial sale of products	35,659	943	—
Rendering of services	4,434	751	2,140
Sale of clinical supply	8,534	3,719	2,206
Licenses	2,547	2,365	2,607
Total revenue	51,174	7,778	6,953
Attributable to
Commercial customers	35,659	943	—
Collaboration partners and license agreements	15,515	6,835	6,953
Total revenue	51,174	7,778	6,953
Specified by timing of recognition
Recognized over time	4,434	751	2,140
Recognized at a point in time	46,740	7,027	4,813
Total revenue	51,174	7,778	6,953
Specified per geographical location
Europe	552	—	—
North America	44,156	6,856	2,679
China	6,466	922	4,274
Total revenue	51,174	7,778	6,953